Exhibit 99.2

Exception Grades
Run Date - 6/10/2026 3:03:24 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted]	[Redacted]	[Redacted]	4	36701004			Credit	Guideline	Guideline Issue	Guideline	Due diligence review based on non-origination guidelines (i.e. aggregator, seller).		Due diligence was conducted using [redacted] guides with a [redacted] overlay; however, these were not the original underwriting guidelines applied at the time of loan origination				Reviewer Comment (2026-03-04): Client has confirmed the [redacted] guides and overlays were used at the time origination. Exception cleared.	03/04/2026			1	B	A	B	A	B	A	B	A	B	A		NJ	Investment	Refinance - Cash-out - Other		B	A	B	A			A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	6	36701008			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD/CD is Missing in loan file.				Reviewer Comment (2026-05-07): HUD provided, exception cleared. Buyer Comment (2026-05-04): Please see attached.	05/07/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A			A	A		N/A	No